Derivative instruments and hedging activities (Narrative) (Details) € in Millions, ₪ in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2020 ILS (₪)	Mar. 31, 2020 EUR (€)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 106.2
Gain (Loss) on derivative instrument	$ 1.5	$ 1.2
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Conversion To NIS [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset | ₪			₪ 36.6
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Conversion To Euro [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset | €				€ 45.0